Investments - Schedule of investments accounted for under equity method (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 287,028,979	¥ 186,699,668
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Schedule of Equity Method Investments [Line Items]
Equity method investments	172,002,038	168,416,427
Nanshan Stellar Investment LLP
Schedule of Equity Method Investments [Line Items]
Equity method investments	100,033,487
Others
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 14,993,454	¥ 18,283,241